COMMITMENTS AND CONTINGENCIES - Lessee Minimum Future Rental Payments (Details) - USD ($) $ in Thousands	Jan. 02, 2022	Jan. 03, 2021
Operating Leases
2022	$ 3,427
2023	3,442
2024	3,529
2025	3,194
2026	3,258
Thereafter	2,324
Total lease payments	19,174	$ 18,600
Less: imputed interest	(3,243)
Total	15,931
Finance Lease
2022	688
2023	197
2024	10
2025	0
2026	0
Thereafter	0
Total lease payments	895	$ 1,600
Less: imputed interest	(4)
Total	$ 891